Note 5 - Loans and Related Allowance for Loan and Lease Losses (Details Textual)	3 Months Ended								12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loans and Leases Receivable, Net of Deferred Income, Total	$ 981,691,000				$ 1,104,085,000				$ 981,691,000	$ 1,104,085,000
Loans and Leases Receivable, Deferred Income, Total	3,600,000				4,400,000				3,600,000	4,400,000
Financing Receivable, Troubled Debt Restructuring	$ 2,600,000				$ 2,900,000				2,600,000	2,900,000
Financing Receivable, Allowance for Credit Loss, Writeoff									$ 150,000	$ 45,000
Financing Receivable, Number of Payment Modifications	0				11				0	11
Financing Receivable, Loans Modified, Outstanding Amount					$ 24,500,000					$ 24,500,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts									0	0
Number of Days Past Due (Day)									90 days
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0				0				$ 0	$ 0
Allowance for Loan and Lease Losses, Write-offs									465,000	3,839,000
Provision for Loan and Lease Losses, Total	(200,000)	$ 0	$ 200,000	$ 700,000	2,100,000	$ 4,000,000	$ 1,000,000	$ 2,740,000	700,000	9,840,000
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable, before Fees, Gross	750,000								750,000
Commercial And Industrial [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	148,812,000				232,044,000				148,812,000	232,044,000
Financing Receivable, 90 Days or More Past Due, Still Accruing	0				0				0	0
Allowance for Loan and Lease Losses, Write-offs									1,000	245,000
Provision for Loan and Lease Losses, Total									(664,000)	848,000
Commercial And Industrial [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs										245,000
Commercial Real Estate Portfolio Segment [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs										3,000,000.0
Residential Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	240,089,000				233,995,000				240,089,000	233,995,000
Financing Receivable, 90 Days or More Past Due, Still Accruing	0				0				0	0
Allowance for Loan and Lease Losses, Write-offs									27,000	62,000
Provision for Loan and Lease Losses, Total									57,000	977,000
Residential Portfolio Segment [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs										62,000
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	8,010,000				9,823,000				8,010,000	9,823,000
Financing Receivable, 90 Days or More Past Due, Still Accruing	0				0				0	0
Allowance for Loan and Lease Losses, Write-offs									124,000	405,000
Provision for Loan and Lease Losses, Total									(24,000)	375,000
Consumer Portfolio Segment [Member] | Provision Fluctuation [Member]
Allowance for Loan and Lease Losses, Write-offs										383,000
Small Business Administration (SBA), CARES Act, Paycheck Protection Program [Member]
Loans and Leases Receivable, Deferred Income, Total	1,300,000				2,700,000				1,300,000	2,700,000
Small Business Administration (SBA), CARES Act, Paycheck Protection Program [Member] | Commercial And Industrial [Member]
Loans and Leases Receivable, Net of Deferred Income, Total	$ 34,100,000				$ 116,100,000				$ 34,100,000	$ 116,100,000
Financing Receivable, Allowance for Credit Losses, Percentage of Portfolio	0.40%				0.40%				0.40%	0.40%
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 137,000				$ 464,000				$ 137,000	$ 464,000
Provision for Loan and Lease Losses, Total										$ 464,000